Risk/Return Summary - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - Fidelity Fundamental Large Cap Value ETF	Nov. 29, 2024
Risk Nondiversified Status [Text]
Prospectus Line Items
Risk Text Block	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Lose Money [Text]
Prospectus Line Items
Risk Text Block	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]
Prospectus Line Items
Risk Text Block	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SmallAndMidCapInvestingMember
Prospectus Line Items
Risk Text Block	Small- and Mid-Cap Investing. The value of securities of small to medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
ValueInvestingMember
Prospectus Line Items
Risk Text Block	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
TradingIssuesMember
Prospectus Line Items
Risk Text Block	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk Text Block	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
IssuerSpecificChangesMember
Prospectus Line Items
Risk Text Block	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
StockMarketVolatilityMember
Prospectus Line Items
Risk Text Block	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
ForeignExposureMember
Prospectus Line Items
Risk Text Block	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
QuantitativePortfolioConstructionRiskMember
Prospectus Line Items
Risk Text Block	Quantitative Portfolio Construction Risk. A portfolio managed using quantitative portfolio construction can react differently than the market as a whole or a portfolio managed using only fundamental analysis. Although the Adviser uses a quantitative portfolio construction process that seeks to emphasize securities in which the Adviser has high conviction, there is no guarantee that this process will be successful, and the methods and analyses, including models, tools and data employed by the Adviser, in this process may not produce the desired results.